Capital and Reserves - Common stock and additional paid-in capital (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	280,000,000
Beginning Balance (in Shares)	39,602,277	39,538,550	39,428,834
Conversions	0	0	0
Repurchased common stock	(1)	0	(99,257)
Restricted stock issued - directors	63,000	57,000	57,000
Exercised stock options - compensation plans			102,918
Restricted stock units - vested	12,664	6,727	49,055
Ending Balance (in Shares)	39,677,940	39,602,277	39,538,550
Class A shares [Member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	40,000,000
Beginning Balance (in Shares)	6,342,189	6,342,189	6,342,189
Conversions	0	0	0
Repurchased common stock	0	0	0
Restricted stock issued - directors	0	0	0
Exercised stock options - compensation plans			0
Restricted stock units - vested	0	0	0
Ending Balance (in Shares)	6,342,189	6,342,189	6,342,189
Class B shares [Member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	40,000,000
Beginning Balance (in Shares)	2,182,426	2,245,226	2,408,805
Conversions	(4,060)	(62,799)	(64,386)
Repurchased common stock	(1)	(1)	(99,193)
Restricted stock issued - directors	0	0	0
Exercised stock options - compensation plans			0
Restricted stock units - vested	0	0	0
Ending Balance (in Shares)	2,178,365	2,182,426	2,245,226
Class E shares [Member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	100,000,000
Beginning Balance (in Shares)	31,077,662	30,951,135	30,677,840
Conversions	4,060	62,799	64,386
Repurchased common stock	0	1	(64)
Restricted stock issued - directors	63,000	57,000	57,000
Exercised stock options - compensation plans			102,918
Restricted stock units - vested	12,664	6,727	49,055
Ending Balance (in Shares)	31,157,386	31,077,662	30,951,135
Class F shares [Member]
Disclosure of share capital, reserves and other equity interest [Line Items]
Authorized	100,000,000
Beginning Balance (in Shares)	0	0	0
Conversions	0	0	0
Repurchased common stock	0	0	0
Restricted stock issued - directors	0	0	0
Exercised stock options - compensation plans			0
Restricted stock units - vested	0	0	0
Ending Balance (in Shares)	0	0	0